UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Daniel Bender     McLean, VA     February 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $32,286 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            COM              035710409      993    62570 SH       SOLE                    62570        0        0
CAPITALSOURCE INC              COM              14055X102      282    61040 SH       SOLE                    61040        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101     1199   200900 SH       SOLE                   200900        0        0
GOOGLE INC                     CL A             38259p508     7077    23002 SH       SOLE                    23002        0        0
GRAFTECH INTL LTD              COM              384313102     4741   569800 SH       SOLE                   569800        0        0
O REILLY AUTOMOTIVE INC        COM              686091109     1367    44454 SH       SOLE                    44454        0        0
PHILLIPS VAN HEUSEN CORP       COM              718592108      753    37400 SH       SOLE                    37400        0        0
PROSHARES TR                   PSHS ULT S&P 500 74347R107     2580    98200 SH       SOLE                    98200        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105    11888  1114179 SH       SOLE                  1114179        0        0
SKECHERS U S A INC             CL A             830566105     1406   109700 SH       SOLE                   109700        0        0